Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
INCOME TAXES
18.	INCOME TAXES

Total income tax expense is attributable to income from continuing operations and consists of the following:

	For the years ended March 31,
	2010		2011		2012		2012
	(Millions of Rupees)						(Millions of US $) Unaudited
Current tax		(11,311)		29		(9)	(0.17)
Deferred tax		4,384		8,962		11	0.22
Taxes for earlier years written back / paid		(4,880)		285		0	0.01
Aggregate Taxes	Rs.	(11,806)	Rs.	9,276	Rs.	3	$0.06

Note: Current tax for financial year 2011-12 includes taxes for foreign subsidiaries Rs.13.02 million and Deferred Tax includes taxes for foreign subsidiaries Rs. (6.40) million

	For the years ended March 31,
	2010		2011		2012		2012
	(Millions of Rupees)						(Millions of US $) Unaudited
Income before taxes and share from affiliates		(37,365)		(23,634)		(41,543)	(816)
Average enacted tax rate in India		30.90%		30.90%		30.90%	0.01
Computed tax expense		(11,546)		-		-	-
Effect of tax assessed for earlier years		(6,940)		9,247		12	0.23
Tax reversals, Net		-		14		0	-
Others		-		15		14	0.28
Permanent differences		6,680		(0)		(23)	(0.45)
Income taxes recognized in the statement of income	Rs.	(11,806)	Rs.	9,276	Rs.	3	$0.06

Significant components of activities that gave rise to deferred tax assets and liabilities included in the financial statements are as follows:

	As of March 31,
	2010		2011		2012		2012
	(Millions of Rupees)						(Millions of US $) Unaudited
Deferred tax assets:
Net Operating Losses carried forward		0		13,718		16157	317
Allowances for uncollectibles and others		1,643		14,702		5574	110
Deferred settlements amount not recognized in income		2,794		-		0	0
Post retirement benefits		2,735		3,776		3822	75
Others		7,486		1,456		1458	29
Total deferred tax assets	Rs.	14,658	Rs.	33,652	Rs.	27,011	$531
Deferred tax liabilities:
Excess of tax allowance over depreciation		(3,218)		(793)		(1,100)	(22)
Interest capitalized		(6,018)		-		0	0
Others		-		(10,124)		(546)	(11)
Total deferred tax liabilities		(9,236)		(10,916)		(1646)	(32)
Net deferred tax asset / (liability)	Rs.	5,421	Rs.	(22,736)	Rs.	(25,365)	$(498)
Less: Valuation Allowance	Rs.	-	Rs.	(22,736)	Rs.	(25,365)	$(498)
Net Deferred tax asset Created	Rs.	5,421	Rs.	-	Rs.	-	$-

Note:  The Company believes that it is more likely than not that the deferred tax assets so reported above shall not be realized in near future. Therefore, a valuation allowance has been made for the entire deferred tax asset.

Net deferred tax assets / (liabilities) included in the consolidated balance sheets are as follows:

	As of March 31,
	2010		2011	2012	2012
	(Millions of Rupees)				(Millions of US $) Unaudited
Current:
Deferred tax assets	Rs.	6,072	-	-	-
Non-current:
Deferred tax assets		8,586	-	-	-
Deferred tax liabilities		(9,236)	-	-	-
Total non-current		(650)	-	-	-
Net deferred tax asset / (liability)	Rs.	5,421	-	-	-

Permanent differences represent certain expenses, which are not allowed as deductible expenses under the Indian Income Tax Act, 1961.

As per section 80IA of the Indian Income Tax Act, 1961 a company, which starts to operate telecommunication services at any time on or after April 1, 1995, but before March 31, 2000, is entitled to a tax holiday for a period of 10 years beginning with the year in which such services are started. As per the tax holiday, 100% of the profits derived from such services are exempt from tax in the first 5 years, and 30% of such profits are exempt from tax for the next 5 years. MTNL on the basis of advice from its legal counsel has historically claimed such benefit. The Company’s claim have been rejected at the first appellate level and the case has been referred to the Committee of Disputes, which is a body formed by the Government to settle disputes between Government controlled undertakings and the Government. The Committee has referred the case to the Tax appellate authorities for reconsideration. During the year ended March 31, 2006, the case has been set aside by the Income Tax Appellate Authority for the assessment years 1998-99, 1999-00, 2000-01 and 2002-03 and has referred the matter back to the Assessing Officer for a fresh assessment after hearing the case again. During the year 2006-07 assessing officer has made fresh assessment for calculation of deduction u/s 80IA of the Indian Income Tax Act, 1961 and allowed partial benefit to MTNL. MTNL has filed appeals against that partial allowance to the higher authority.

MTNL has filed appeals against that partial allowance to the higher authority. Also refer to Note 25iii(b)(ii) to the notes to the consolidated financial statements.  During the year ended March 31, 2008, MTNL received refunds from Income Tax Authority in respect of penalty levied for the years 1995-96, 1996-97, 2000-01 and 2001-02.  These penalty refunds pertain to the claims made by MTNL under section 80IA of the Indian Income Tax Act.  The penalty amount was refunded by the income tax department along with interest thereon which had duly been accounted for in the statement of operations for the year ended March 31, 2008.  An excess provision amounting to Rs.6,050 million were made to the tax expenses during the year ended March 31, 2008.

During the year ended March 31, 2008, the Assessing Officer allowed partial refunds in respect of deductions under Section 80IA for assessment years 2001-02 and 2003-04. During the 2009-10 fiscal year, the Honorable ITAT allowed our claim under section 80IA for six assessment years (1998-99, 1999-00, 2000-01, 2001-02, 2002-03 and 2005-06) to exempt up to 75% of the income we earned from services.  The Income Tax authorities has refunded the tax amount Rs.2,819.00 million (including Interest of Rs.1,361.84) for assessment year 1998-99 and rest of the years are in progress. MTNL filed further appeal during the year 2010-11, in Honorable High Court of Delhi for a 100% claim under section 80IA, based upon the treatment of BSNL, which is similarly situated. During the 2011 fiscal year, the Income Tax Authorities have refunded the tax amount of Rs.13,766 million (including interest of Rs.7,310 million) for assessment years 98-99,99-00,00-01, 01-02, and 02-03.  MTNL filed a further appeal during the 2011 fiscal year in Honorable High Court of Delhi for a 100% claim under section 80IA, based upon the treatment of BSNL which is similarly situated. During the 2012 fiscal year, the appeals for the claim under section 80IA for the 1999, 2000, 2001, 2003 and 2006 assessment  years have been admitted by the Hon’ble High Court.  Another appeal for the assessment year 2005 under section 80IA claim has been filed before Hon’ble High Court and also been admitted.  All above appeals/cases are now pending for regular hearing before Hon’ble High Court.  During the 2012 fiscal year, Income Tax authorities has refunded Rs.3,507.43 million on account of rectification of refund orders issued for the 1999 & 2002 assessment years.

The Company believes that it is more likely than not, the deferred tax assets so reported above shall not be available in the near future. Therefore for entire deferred tax assets, valuation allowance has been made.